Business Acquisition - Additional Information (Detail) (Norfolk Power Inc. [Member], CAD) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Apr. 02, 2013	Dec. 31, 2013
Norfolk Power Inc. [Member]
Business Acquisition [Line Items]
Percentage of common shares acquired	100.00%
Date of acquisition agreement		Apr. 02, 2013
Purchase price of acquisition	93
Business acquisition, anticipated completion period		The transaction is anticipated to be completed in the first quarter of 2014.
Refundable deposit on acquisition	5